Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Related Party Transactions
e.

Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement (theManagement Agreement). In addition, certain of the Company’s vessels participate in pooling arrangements that, with the exception of a Medium Range pool, are managed by entities owned in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Time-charter revenues(i)	392	13,728	13,506
Pool management fees and commissions(ii)	(10,445)	(5,292)	(4,043)
Commercial management fees(iii)	(1,236)	(1,117)	(1,079)
Vessel operating expenses - technical management fee(iv)	(7,039)	(5,613)	(5,637)
Strategic and administrative service fees(v)	(8,356)	(8,676)	(10,783)
Entities under Common Control (note 3)
Time-charter revenues(vi)	4,558	6,572	—
Bareboat charter revenues (vii)	—	1,156	9,928
Commercial management fees	(246)	(226)	—
Vessel operating expenses - technical management fee	(430)	(399)	—
Strategic and administrative service fees	(660)	(861)	(927)

(i)

In December 2015, immediately after the completion of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which expires in July 2016. The Company also had chartered-out the Pinnacle Spirit andSummit Spirit to Teekay under fixed-rate time-charter contracts, which expired in the fourth quarter of 2014.

(ii)	The Company’s share of the Pool Managers’ fees are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss).
(iii)

The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pooling arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of income (loss).

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss).
(v)

The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 15) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

(vi)

The Company recorded $4.6 million and $6.6 million related to a time-charter out contract for the SPT Explorer for the years ended December 31, 2015 and 2014, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter contract with SPT which expired in September 2015.

(vii)

The Company recorded $0.9 million and $5.0 million related to a bareboat charter contract for the SPT Explorer for the years ended December 31, 2014 and 2013, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat contract with SPT which expired in March 2014. The Company also recorded $0.3 million and $5.0 million related to a bareboat charter contract for the Navigator Spirit for the years ended December 31, 2014 and 2013, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat charter contract with SPT which expired in Jan 2014.